Summary of Status of Company's Nonvested Shares as of Changes (Detail) (USD $)	1 Months Ended			12 Months Ended
	Sep. 09, 2011	Feb. 15, 2011	Aug. 17, 2010	Dec. 31, 2011
Shares
Nonvested as of beginning of period				360,715
Granted	19,900	482,350	342,480	502,250
Vested				(177,455)
Forfeited				(43,163)
Nonvested as of end of period				642,347
Weighted Average Grant Date Fair Value
Nonvested as of beginning of period				$ 26.17
Granted				$ 27.10
Vested				$ 26.33
Forfeited				$ 26.69
Nonvested as of end of period				$ 26.81